UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3379

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

600 Montgomery Street, 27th Floor, San Francisco, California 94111

(Address of Principal Executive Offices) (Zip Code)

MICHAEL J. CUGGINO, 600 Montgomery Street, 27th Floor, San Francisco, California 94111

(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(415) 398-8000

Date of Fiscal Year End:	January 31

Date of reporting period:	October 31, 2004

        Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

        A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.   Schedule of Investments.

The schedules of investments of Permanent Portfolio Family of Funds, Inc. (“Registrant,” comprising, respectively, the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio) as of October 31, 2004 are attached hereto.

Item 2.   Controls and Procedures.

(a)   Michael J. Cuggino, the Registrant’s President and Treasurer, has concluded that, in his judgment, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within ninety (90) days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (“Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Permanent Portfolio Family of Funds, Inc.

   /s/ Michael J. Cuggino
By: Michael J. Cuggino, President and Treasurer

Date: December 17, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

   /s/ Michael J. Cuggino
By: Michael J. Cuggino, President and Treasurer

Date: December 17, 2004

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
SCHEDULES OF INVESTMENTS AS OF OCTOBER 31, 2004

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2004
(Unaudited)

     Quantity                                                                                          Market Value
  ---------------                                                                                      ------------
                    GOLD ASSETS - 19.91% of Total Net Assets
  19,603 Troy Oz.    Gold bullion (a) ...........................................................      $  8,399,873

   71,000 Coins      One-ounce gold coins (a) ...................................................        31,277,630
                                                                                                       ------------

                       Total Gold Assets (identified cost $34,462,531)                                 $ 39,677,503
                                                                                                       ------------

                    SILVER ASSETS - 4.78% of Total Net Assets
1,045,463 Troy Oz.   Silver bullion (a) .........................................................      $  7,623,519

     379 Bags        Silver coins (a) ...........................................................         1,904,308
                                                                                                       ------------

                       Total Silver Assets (identified cost $7,028,354)                                $  9,527,827
                                                                                                       ------------

Principal Amount    SWISS FRANC ASSETS - 9.83% of Total Net Assets
----------------
 CHF   304,875       Swiss francs in interest-bearing bank accounts .............................      $    254,381
                                                                                                       ------------

 CHF 4,000,000       5.500% Swiss Confederation bonds, 01-06-05 .................................      $  3,364,873
 CHF 1,250,000       4.500% Swiss Confederation bonds, 04-08-06 .................................         1,095,953
 CHF 5,675,000       4.500% Swiss Confederation bonds, 06-10-07 .................................         5,123,363
 CHF 5,225,000       3.250% Swiss Confederation bonds, 02-11-09 .................................         4,642,555
 CHF 5,660,000       3.500% Swiss Confederation bonds, 08-07-10 .................................         5,116,904
                                                                                                       ------------
                       Total Swiss Confederation bonds                                                 $ 19,343,648
                                                                                                       ------------
                       Total Swiss Franc Assets (identified cost $17,701,445)                          $ 19,598,029
                                                                                                       ------------

Number of Shares    STOCKS OF UNITED STATES AND FOREIGN REAL ESTATE AND NATURAL
----------------    RESOURCE COMPANIES - 14.56% of Total Net Assets

                    NATURAL RESOURCES - 7.09% of Total Net Assets
     68,000          BHP Billiton, Ltd. (b) .....................................................      $  1,405,560
     24,000          BP, p.l.c. (b) .............................................................         1,398,000
     32,000          Burlington Resources, Inc. .................................................         1,328,000
     26,000          ChevronTexaco Corporation ..................................................         1,379,560
     18,000          Devon Energy Corporation ...................................................         1,331,460
     45,000          Forest Oil Corporation (a) .................................................         1,372,500
     38,000          Inco, Ltd. (a) .............................................................         1,345,200
     20,000          Phelps Dodge Corporation ...................................................         1,750,800
     30,000          Pogo Producing Company .....................................................         1,375,500
     23,000          Weyerhaeuser Company .......................................................         1,440,720
                                                                                                       ------------
                                                                                                       $ 14,127,300

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2004
(Unaudited)

Number of Shares                                                                                       Market Value
----------------                                                                                       ------------
                    REAL ESTATE - 7.47% of Total Net Assets
     40,000          Archstone-Smith Trust ......................................................      $  1,342,000
     33,000          BRE Properties, Inc. Class A ...............................................         1,316,700
     65,000          Equity One, Inc. ...........................................................         1,364,350
     30,000          Federal Realty Investment Trust ............................................         1,423,500
     53,000          New Plan Excel Realty Trust, Inc. ..........................................         1,386,480
     24,000          Pan Pacific Retail Properties, Inc. ........................................         1,359,600
     33,000          Pennsylvania Real Estate Investment Trust ..................................         1,338,150
     16,000          Texas Pacific Land Trust ...................................................         1,495,680
     65,000          United Dominion Realty Trust, Inc. .........................................         1,370,200
     36,000          Urstadt Biddle Properties, Inc. ............................................           554,400
     36,000          Urstadt Biddle Properties, Inc. Class A ....................................           579,600
     43,000          Washington Real Estate Investment Trust ....................................         1,352,350
                                                                                                       ------------
                                                                                                       $ 14,883,010
                                                                                                       ------------
                       Total Stocks of United States and Foreign Real Estate and Natural
                       Resource Companies (identified cost $17,365,772)                                $ 29,010,310
                                                                                                       ------------

                    AGGRESSIVE GROWTH STOCK INVESTMENTS - 15.39% of Total Net Assets

                    CHEMICALS - .57% of Total Net Assets
     10,000          Air Products & Chemicals, Inc. .............................................      $    531,800
     65,000          Crompton Corporation .......................................................           604,500
                                                                                                       ------------
                                                                                                       $  1,136,300
                    COMPUTER SOFTWARE - 5.92% of Total Net Assets
     15,000          Autodesk, Inc. .............................................................      $    791,250
     20,000          Computer Associates International, Inc. ....................................           554,200
          1          Symantec Corporation warrant (a)(c) ........................................         9,861,052
     27,000          VERITAS Software Corporation (a) ...........................................           590,760
                                                                                                       ------------
                                                                                                       $ 11,797,262
                    CONSTRUCTION - .52% of Total Net Assets
     10,000          Fluor Corporation ..........................................................      $    464,400
      6,000          Ryland Group, Inc. .........................................................           572,340
                                                                                                       ------------
                                                                                                       $  1,036,740
                    DATA PROCESSING - .55% of Total Net Assets
     24,000          Agilent Technologies, Inc. (a) .............................................      $    601,440
     27,000          Hewlett-Packard Company ....................................................           503,820
                                                                                                       ------------
                                                                                                       $  1,105,260
                    ELECTRICAL & ELECTRONICS - .86% of Total Net Assets
     24,000          Intel Corporation ..........................................................      $    534,240
     32,000          National Semiconductor Corporation (a) .....................................           534,400
     80,000          Sanmina SCI Corporation (a) ................................................           640,000
                                                                                                       ------------
                                                                                                       $  1,708,640

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2004
(Unaudited)

Number of Shares                                                                                       Market Value
----------------                                                                                       ------------
                    ENTERTAINMENT & LEISURE - .79% of Total Net Assets
     20,000          Disney (Walt) Company ......................................................      $    504,400
     12,000          Tribune Company ............................................................           518,400
     15,000          Viacom, Inc. Class A .......................................................           555,900
                                                                                                       ------------
                                                                                                       $  1,578,700
                    FINANCIAL SERVICES - 1.59% of Total Net Assets
     16,000          Bank of New York, Inc. .....................................................      $    519,360
      6,000          Bear Stearns Companies, Inc. ...............................................           568,500
     32,000          Janus Capital Group, Inc. ..................................................           488,000
     10,000          Morgan Stanley .............................................................           510,900
     60,000          Schwab (Charles) Corporation ...............................................           549,000
     12,000          State Street Corporation ...................................................           540,600
                                                                                                       ------------
                                                                                                       $  3,176,360
                    MANUFACTURING - 1.73% of Total Net Assets
     30,000          Dana Corporation ...........................................................      $    447,300
      9,000          Harley-Davidson, Inc. ......................................................           518,130
      5,000          Illinois Tool Works, Inc. ..................................................           461,400
     30,000          Mattel, Inc. ...............................................................           525,300
      2,000          NACCO Industries, Inc. Class A .............................................           186,920
      8,000          NACCO Industries, Inc. Class B .............................................           747,680
      8,000          Parker-Hannifin Corporation ................................................           565,040
                                                                                                       ------------
                                                                                                       $  3,451,770
                    OIL & OILFIELD SERVICES - .44% of Total Net Assets
     20,000          Frontier Oil Corporation ...................................................      $    491,600
    100,000          Parker Drilling Company (a) ................................................           390,000
                                                                                                       ------------
                                                                                                       $    881,600
                    PHARMACEUTICALS - .72% of Total Net Assets
     10,000          Amgen, Inc. (a) ............................................................      $    568,000
      6,000          Biogen Idec, Inc. (a) ......................................................           348,960
     10,000          Genzyme Corporation (General) (a) ..........................................           524,700
                                                                                                       ------------
                                                                                                       $  1,441,660
                    RETAIL - .60% of Total Net Assets
     12,000          Costco Wholesale Corporation ...............................................      $    575,280
     16,000          Williams-Sonoma, Inc. (a) ..................................................           610,720
                                                                                                       ------------
                                                                                                       $  1,186,000

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2004
(Unaudited)

Number of Shares                                                                                       Market Value
----------------                                                                                       ------------
                    TRANSPORTATION - .58% of Total Net Assets
      32,000         Kansas City Southern (a) ...................................................      $    542,400
      32,000         Swift Transportation Company, Inc. (a) .....................................           604,800
                                                                                                       ------------
                                                                                                       $  1,147,200
                    MISCELLANEOUS - .52% of Total Net Assets
       9,000         Lockheed Martin Corporation ................................................      $    495,810
       9,000         Temple-Inland, Inc. ........................................................           532,080
                                                                                                       ------------
                                                                                                       $  1,027,890
                                                                                                       ------------

                       Total Aggressive Growth Stock Investments (identified cost $14,996,014)         $ 30,675,382
                                                                                                       ------------
Principal Amount     DOLLAR ASSETS - 35.79% of Total Net Assets
----------------
                     CORPORATE BONDS - 1.30% of Total Net Assets
   $ 200,000         7.000% Bell South Telecommunications, Inc., 02-01-05 ......................      $    202,304
     200,000         2.125% Brown-Forman Corporation, 03-15-06 .................................           198,782
     200,000         5.625% CVS Corporation, 03-15-06 ..........................................           207,730
     200,000         4.450% Cardinal Health, Inc., 06-30-05 ....................................           201,680
     200,000         6.150% Chubb Corporation, 08-15-05 ........................................           205,248
     200,000         6.750% Citicorp, 08-15-05 .................................................           206,552
     200,000         7.500% Computer Sciences Corporation, 08-08-05 ............................           207,366
     200,000         6.450% Dover Corporation, 11-15-05 ........................................           208,048
     200,000         6.750% First Data Corporation, 07-15-05 ...................................           205,920
     100,000         5.540% International Lease Finance Company, 03-21-05 ......................           101,224
     222,000         5.625% Pfizer, Inc., 02-01-06 .............................................           230,028
     100,000         5.950% Pitney Bowes, Inc., 02-01-05 .......................................           100,936
     100,000         6.950% Security Capital Group, Inc., 06-15-05 .............................           102,750
     200,000         6.125% Texas Instruments, Inc., 02-01-06 ..................................           208,508
                                                                                                       ------------
                                                                                                       $  2,587,076
                                                                                                       ------------

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2004
(Unaudited)

Principal Amount                                                                                        Market Value
----------------                                                                                        ------------
                     UNITED STATES TREASURY SECURITIES - 23.89% of Total Net Assets
  $ 41,000,000        United States Treasury bond strips (Principal only) 4.729%, 05-15-18 (d) ..       $ 21,774,690
       800,000        United States Treasury bonds 6.250%, 08-15-23 .............................            945,000
     2,000,000        United States Treasury notes 2.000%, 11-30-04 .............................          2,000,080
     2,000,000        United States Treasury notes 1.750%, 12-31-04 .............................          1,999,140
     3,000,000        United States Treasury notes 1.625%, 04-30-05 .............................          2,992,740
     3,000,000        United States Treasury notes 1.250%, 05-31-05 .............................          2,984,310
     2,000,000        United States Treasury notes 1.625%, 09-30-05 .............................          1,988,600
     2,000,000        United States Treasury notes 1.625%, 10-31-05 .............................          1,988,440
     2,000,000        United States Treasury notes 1.625%, 02-28-06 .............................          1,982,500
     2,000,000        United States Treasury notes 2.000%, 05-15-06 .............................          1,988,120
     2,000,000        United States Treasury notes 2.500%, 09-30-06 .............................          1,998,120
     3,000,000        United States Treasury notes 2.625%, 05-15-08 .............................          2,967,180
     2,000,000        United States Treasury notes 3.000%, 02-15-09 .............................          1,987,820
                                                                                                        ------------
                                                                                                        $ 47,596,740
                                                                                                        ------------

                     REPURCHASE AGREEMENT - 10.60% of Total Net Assets
    21,115,000        State Street Bank & Trust Company investment in a repurchase agreement,
                      purchased 10-29-04, .35%, maturing 11-01-04, maturity value $21,115,616(e).       $ 21,115,000
                                                                                                        ------------
                        Total Repurchase Agreement (identified cost $21,115,000)                        $ 21,115,000
                                                                                                        ------------

                        Total Dollar Assets (identified cost $62,600,116)                               $ 71,298,816
                                                                                                        ------------
                        Total Portfolio - 100.26% of total net assets (identified cost $154,154,232)(f) $199,787,867
                        Liabilities, less other assets (.26% of total net assets)                           (510,722)
                                                                                                        ------------
                        Net assets applicable to outstanding shares                                     $199,277,145
                                                                                                        ============

                        Note: (a) Non-income producing.
                              (b) Sponsored ADR.
                              (c) Market value determined under policies approved by the Board of Directors.
                              (d) Interest rate represents yield to maturity.
                              (e) Fully collateralized by United States Treasury securities based on market prices plus accrued interest at October 29, 2004.
                              (f) Aggregate cost for federal income tax purposes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE TREASURY BILL PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2004
(Unaudited)

Principal Amount                                                                                       Market Value
----------------                                                                                       ------------
                    UNITED STATES TREASURY SECURITIES - 97.62% of Total Net Assets
  $10,000,000        United States Treasury notes 2.000%, 11-30-04 ..............................      $ 10,000,400
   10,000,000        United States Treasury notes 1.750%, 12-31-04 ..............................         9,995,700
   12,000,000        United States Treasury notes 1.625%, 01-31-05 ..............................        11,989,200
   10,000,000        United States Treasury notes 1.500%, 02-28-05 ..............................         9,981,600
   10,000,000        United States Treasury notes 1.625%, 03-31-05 ..............................         9,985,160
                                                                                                       ------------
                       Total United States Treasury Securities (identified cost $51,984,888)           $ 51,952,060
                                                                                                       ------------

                     REPURCHASE AGREEMENT - 1.71% of Total Net Assets
       910,000        State Street Bank & Trust Company investment in a repurchase agreement,
                      purchased 10-29-04, .35%, maturing 11-01-04, maturity value $910,027(a)....      $    910,000
                                                                                                       ------------
                        Total Repurchase Agreement (identified cost $910,000)                          $    910,000
                                                                                                       ------------
                       Total Portfolio - 99.33% of total net assets (identified cost $52,894,888)(b)   $ 52,862,060
                       Other assets, less liabilities (.67% of total net assets)                            354,096
                                                                                                       ------------
                       Net assets applicable to outstanding shares                                     $ 53,216,156
                                                                                                       ============

                       Note: (a) Fully collateralized by United States Treasury securities based on market prices plus accrued interest at October 29, 2004.
                             (b) Aggregate cost for federal income tax purposes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2004
(Unaudited)

Principal Amount                                                                                       Market Value
----------------                                                                                       ------------
                    CORPORATE BONDS - 98.09% of Total Net Assets

                    BEVERAGES -  9.54% of Total Net Assets
   $  800,000        2.125% Brown-Forman Corporation, 03-15-06 ..................................      $    795,128
    1,000,000        5.950% PepsiAmericas, Inc., 02-15-06 .......................................         1,041,580
                                                                                                       ------------
                                                                                                       $  1,836,708
                    DATA PROCESSING - 8.58% of Total Net Assets
      800,000        7.500% Computer Sciences Corporation, 08-08-05 .............................      $    829,464
      800,000        6.750% First Data Corporation, 07-15-05 ....................................           823,680
                                                                                                       ------------
                                                                                                       $  1,653,144
                    ELECTRICAL & ELECTRONICS - 4.33% of Total Net Assets
      800,000        6.125% Texas Instruments, Inc., 02-01-06 ...................................      $    834,032
                                                                                                       ------------
                                                                                                       $    834,032
                    FINANCIAL SERVICES - 19.53% of Total Net Assets
      800,000        6.750% Citicorp, 08-15-05 ..................................................      $    826,208
    1,000,000        2.000% General Electric Capital Corporation, 01-30-06 ......................           994,010
    1,000,000        4.000% International Lease Finance Company, 01-17-06 .......................         1,015,760
      900,000        6.950% Security Capital Group, Inc., 06-15-05 ..............................           924,750
                                                                                                       ------------
                                                                                                       $  3,760,728
                    INSURANCE - 4.26% of Total Net Assets
      800,000        6.150% Chubb Corporation, 08-15-05 .........................................      $    820,992
                                                                                                       ------------
                                                                                                       $    820,992
                    MANUFACTURING - 14.27% of Total Net Assets
      800,000        9.000% Caterpillar, Inc., 04-15-06 .........................................      $    870,400
      800,000        6.450% Dover Corporation, 11-15-05 .........................................           832,192
    1,000,000        5.500% Nike, Inc., 08-15-06 ................................................         1,044,520
                                                                                                       ------------
                                                                                                       $  2,747,112

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2004
(Unaudited)

Principal Amount                                                                                       Market Value
----------------                                                                                       ------------
                    PHARMACEUTICALS - 13.92% of Total Net Assets
   $  800,000        5.625% Abbott Laboratories, 07-01-06 .......................................      $    836,952
      800,000        4.450% Cardinal Health, Inc., 06-30-05 .....................................           806,720
    1,000,000        5.625% Pfizer, Inc., 02-01-06 ..............................................         1,036,160
                                                                                                       ------------
                                                                                                       $  2,679,832
                    RETAIL - 14.10% of Total Net Assets
      800,000        5.625% CVS Corporation, 03-15-06 ...........................................      $    830,920
      900,000        5.950% Target Corporation, 05-15-06 ........................................           943,416
      900,000        5.450% Wal-Mart Stores, Inc., 08-01-06 .....................................           941,238
                                                                                                       ------------
                                                                                                       $  2,715,574
                    TELECOMMUNICATIONS - 9.56% of Total Net Assets
      800,000        7.000% Bell South Telecommunications, Inc., 02-01-05 .......................      $    809,216
    1,000,000        7.000% GTE Hawaiian Telephone, Inc., 02-01-06 ..............................         1,030,840
                                                                                                       ------------
                                                                                                       $  1,840,056
                                                                                                       ------------

                       Total Corporate Bonds (identified cost $19,008,918)                             $ 18,888,178
                                                                                                       ------------

                     REPURCHASE AGREEMENT - .62% of Total Net Assets
      120,000         State Street Bank & Trust Company investment in a repurchase agreement,
                      purchased 10-29-04, .35%, maturing 11-01-04, maturity value $120,003(a)....      $    120,000
                                                                                                       ------------
                       Total Repurchase Agreement (identified cost $120,000)                           $    120,000
                                                                                                       ------------
                       Total Portfolio - 98.71% of total net assets (identified cost $19,128,918)(b)   $ 19,008,178
                       Other assets, less liabilities (1.29% of total net assets)                           248,804
                                                                                                       ------------
                       Net assets applicable to outstanding shares                                     $ 19,256,982
                                                                                                       ============

                       Note: (a) Fully collateralized by United States Treasury securities based on market prices plus accrued interest at October 29, 2004.
                             (b) Aggregate cost for federal income tax purposes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2004
(Unaudited)

Number of Shares                                                                                       Market Value
----------------                                                                                       ------------
                    AGGRESSIVE GROWTH STOCK INVESTMENTS - 100.02% of Total Net Assets

                    CHEMICALS - 3.45% of Total Net Assets
     12,000          Air Products & Chemicals, Inc. .............................................      $    638,160
     20,000          Crompton Corporation .......................................................           186,000
                                                                                                       ------------
                                                                                                       $    824,160
                    COMPUTER SOFTWARE - 8.26% of Total Net Assets
     20,000          Autodesk, Inc. .............................................................      $  1,055,000
     15,000          Computer Associates International, Inc. ....................................           415,650
     23,000          VERITAS Software Corporation (a) ...........................................           503,240
                                                                                                       ------------
                                                                                                       $  1,973,890
                    CONSTRUCTION - 10.78% of Total Net Assets
     27,000          Ryland Group, Inc. .........................................................      $  2,575,530
                                                                                                       ------------
                                                                                                       $  2,575,530
                    DATA PROCESSING - 3.13% of Total Net Assets
     15,000          Agilent Technologies, Inc. (a) .............................................      $    375,900
     20,000          Hewlett-Packard Company ....................................................           373,200
                                                                                                       ------------
                                                                                                       $    749,100
                    ELECTRICAL & ELECTRONICS - 5.28% of Total Net Assets
     20,000          Intel Corporation ..........................................................      $    445,200
     25,000          National Semiconductor Corporation (a) .....................................           417,500
     50,000          Sanmina SCI Corporation (a) ................................................           400,000
                                                                                                       ------------
                                                                                                       $  1,262,700
                    ENTERTAINMENT & LEISURE - 6.39% of Total Net Assets
     18,000          Disney (Walt) Company ......................................................      $    453,960
     12,000          Tribune Company ............................................................           518,400
     15,000          Viacom, Inc. Class A .......................................................           555,900
                                                                                                       ------------
                                                                                                       $  1,528,260
                    FINANCIAL SERVICES - 15.08% of Total Net Assets
     18,000          Bank of New York, Inc. .....................................................      $    584,280
      7,000          Bear Stearns Companies, Inc. ...............................................           663,250
     40,000          Janus Capital Group, Inc. ..................................................           610,000
     12,000          Morgan Stanley .............................................................           613,080
     50,000          Schwab (Charles) Corporation ...............................................           457,500
     15,000          State Street Corporation ...................................................           675,750
                                                                                                       ------------
                                                                                                       $  3,603,860
                    MANUFACTURING - 13.19% of Total Net Assets
     18,000          Dana Corporation ...........................................................      $    268,380
     18,000          Harley-Davidson, Inc. ......................................................         1,036,260
      8,000          Illinois Tool Works, Inc. ..................................................           738,240
     15,000          Mattel, Inc. ...............................................................           262,650
     12,000          Parker-Hannifin Corporation ................................................           847,560
                                                                                                       ------------
                                                                                                       $  3,153,090

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2004
(Unaudited)

Number of Shares                                                                                       Market Value
----------------                                                                                       ------------
                    OIL & OILFIELD SERVICES - 11.10% of Total Net Assets
    100,000          Frontier Oil Corporation ...................................................      $  2,458,000
     40,000          Parker Drilling Company (a) ................................................           195,000
                                                                                                       ------------
                                                                                                       $  2,653,000
                    PHARMACEUTICALS - 10.02% of Total Net Assets
     18,000          Amgen, Inc. (a) ............................................................      $  1,022,400
      4,000          Biogen Idec, Inc. (a) ......................................................           232,640
      6,000          Chiron Corporation (a) .....................................................           194,520
     18,000          Genzyme Corporation (General) (a) ..........................................           944,460
                                                                                                       ------------
                                                                                                       $  2,394,020
                    RETAIL - 6.33% of Total Net Assets
     22,000          Costco Wholesale Corporation ...............................................      $  1,054,680
     10,000          Williams-Sonoma, Inc. (a) ..................................................           458,040
                                                                                                       ------------
                                                                                                       $  1,512,720
                    TRANSPORTATION - 3.47% of Total Net Assets
     20,000          Kansas City Southern (a) ...................................................      $    339,000
     26,000          Swift Transportation Company, Inc. (a) .....................................           491,400
                                                                                                       ------------
                                                                                                       $    830,400
                    MISCELLANEOUS - 3.54% of Total Net Assets
     10,000          Lockheed Martin Corporation ................................................      $    550,900
      5,000          Temple-Inland, Inc. ........................................................           295,600
                                                                                                       ------------
                                                                                                       $    846,500
                                                                                                       ------------
                       Total Portfolio - 100.02% of total net assets (identified cost $8,195,376)(b)   $ 23,907,230
                       Liabilities, less other assets (.02% of total net assets)                             (4,455)
                                                                                                       ------------
                       Net assets applicable to outstanding shares                                     $ 23,902,775
                                                                                                       ============

                       Note: (a) Non-income producing.
                             (b) Aggregate cost for federal income tax purposes.

INVESTMENT ADVISER
Pacific Heights Asset Manangement, LLC 600 Montgomery Street San Francisco, California 94111

CONSULTANTS TO THE FUND
Harry Browne Douglas Casey

CUSTODIAN
State Street Bank and Trust Company 225 Franklin Street Boston, Massachusetts 02105

DISTRIBUTOR
Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201 (for overnight delivery services, 615 East Michigan Street Milwaukee, Wisconsin 53202) (800) 341-8900

INDEPENDENT AUDITORS
Tait, Weller & Baker 1818 Market Street, Suite 2400 Philadelphia, Pennsylvania 19103

SHAREHOLDER SERVICES OFFICE	SCHEDULES OF INVESTMENTS OCTOBER 31, 2004
130 South Brune Street Bartlett, Texas 76511 (254) 527-3102 (800) 531-5142 Nationwide www.permanentportfoliofunds.com

Must be preceded or accompanied by a prospectus.	12/04